Composition of Certain Financial Statement Captions - Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Beginning balance	$ 704,603	$ 743,348
Purchase Accounting Adj	0	(35,884)
Foreign exchange and other	12,496	(2,861)
Ending balance	717,099	704,603
BioReference Laboratories, Inc.
Goodwill [Roll Forward]
Ending balance	401,800
Pharmaceutical | CURNA
Goodwill [Roll Forward]
Beginning balance	4,827	4,827
Purchase Accounting Adj		0
Foreign exchange and other	0	0
Ending balance	4,827	4,827
Pharmaceutical | EirGen Pharma Limited
Goodwill [Roll Forward]
Beginning balance	78,358	81,139
Purchase Accounting Adj		0
Foreign exchange and other	10,868	(2,781)
Ending balance	89,226	78,358
Pharmaceutical | FineTech
Goodwill [Roll Forward]
Beginning balance	11,698	11,698
Purchase Accounting Adj		0
Foreign exchange and other	0	0
Ending balance	11,698	11,698
Pharmaceutical | OPKO Biologics
Goodwill [Roll Forward]
Beginning balance	139,784	139,784
Purchase Accounting Adj		0
Foreign exchange and other	0	0
Ending balance	139,784	139,784
Pharmaceutical | OPKO Chile
Goodwill [Roll Forward]
Beginning balance	4,785	4,517
Purchase Accounting Adj		0
Foreign exchange and other	418	268
Ending balance	5,203	4,785
Pharmaceutical | OPKO Health Europe
Goodwill [Roll Forward]
Beginning balance	6,936	7,191
Purchase Accounting Adj		0
Foreign exchange and other	962	(255)
Ending balance	7,898	6,936
Pharmaceutical | OPKO Renal
Goodwill [Roll Forward]
Beginning balance	2,069	2,069
Purchase Accounting Adj		0
Foreign exchange and other	0	0
Ending balance	2,069	2,069
Pharmaceutical | Transition Therapeutics, Inc.
Goodwill [Roll Forward]
Beginning balance	3,360	0
Purchase Accounting Adj		3,453
Foreign exchange and other	248	(93)
Ending balance	3,608	3,360
Diagnostics | BioReference Laboratories, Inc.
Goodwill [Roll Forward]
Beginning balance	401,821	441,158
Purchase Accounting Adj		(39,337)
Foreign exchange and other	0	0
Ending balance	401,821	401,821
Diagnostics | OPKO Diagnostics
Goodwill [Roll Forward]
Beginning balance	17,977	17,977
Purchase Accounting Adj		0
Foreign exchange and other	0	0
Ending balance	17,977	17,977
Diagnostics | OPKO Lab
Goodwill [Roll Forward]
Beginning balance	32,988	32,988
Purchase Accounting Adj		0
Foreign exchange and other	0	0
Ending balance	$ 32,988	$ 32,988